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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM 24F-2

                       Annual Notice of Securities Sold
                            Pursuant to Rule 24f-2

            Read instructions at end of Form before preparing Form.



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 1.    Name and address of issuer:

                 Forum Funds
                 Two Portland Square
                 Portland, Maine 04101

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 2.    The name of each series or class of securities for which
       this Form is filed (If the Form is being filed for all series and classes ofsecurities of the issuer, check the
       box but do not list series or classes):              [_]

                 SteepleView Fund


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 3.    Investment Company Act File Number:        811-3023

       Securities Act File Number:        2-67052

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 4(a). Last day of fiscal year for which this Form is filed:

       September 30, 2007
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 4(b). [_]        Check box if this Form is being filed late (i.e., more
                  than 90 calendar days after the end of the issuer's fiscal year). (See instruction A.2)

 Note: If the Form is being filed late, interest must be paid on the registration fee due.

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 4(c). [_]        Check box if this is the last time the issuer will be
                  filing this Form.


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
 5.    Calculation of registration fee:

       (i)    Aggregate sale price of securities sold during
              the fiscal year pursuant to section 24(f):                           $13,730,853
                                                                                   -----------
       (ii)   Aggregate price of securities redeemed
              or repurchased during the fiscal year:               $11,248,332
                                                                   -----------
       (iii)  Aggregate price of securities redeemed
              or repurchased during any prior fiscal year
              ending no
              earlier than October 11, 1995 that were not
              previously used to reduce registration fees
              payable
              to the Commission:                                   $0
                                                                   -----------
       (iv)   Total available redemption credits [add
              Items 5(ii) and 5(iii)].                                         -   $11,248,332
                                                                                   -----------
       (v)    Net sales -- if Item 5(i) is greater than Item
              5(iv) [subtract Item 5(iv) from Item 5(i)]:                          $2,482,521
                                                                                   -----------
       ------------------------------------------------------------------------
       (vi)   Redemption credits available for use in future
              years -- if Item 5(i) is less than Item 5(iv)
              [subtract Item 5(iv) from Item 5(i)]:                $0
                                                                   -----------
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       (vii)  Multiplier for determining registration fee (See                     $0.0000307
              Instruction C.9):
                                                                                   -----------
       (viii) Registration fee due [multiply Item 5(v) by Item
              5(vii)] (enter "0" if no fee is due):                            =   $77
                                                                                   ===========
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 6.    Prepaid Shares
       If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Actof  1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares orother  units) deducted here:

                                           Not applicable

       If there is a number of shares or other units that were registered pursuant to rule
       24e-2 remaining unsold at the end of the fiscalyear  for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:

                                           Not applicable


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
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7.    Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (seeInstruction D):
                                                                             +   $0
                                                                                 ---
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8.    Total of the amount of the registration fee due plus any interest due
      [line 5(viii) plus line 7]:
                                                                             =   $77
                                                                                 ===
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9.    Date the registration fee and any interest payment was sent to the
      Commission's lockbox depository:

           Method of Delivery:

                         [X]  Wire Transfer
                         [_]  Mail or other means

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                                  SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ Trudance L.C. Bakke
                          --------------------------
                          Trudance L. C. Bakke
                          Treasurer

Date:                     December 27, 2007

* Please print the name and title of the signing officer below the signature.